Contributed Equity	6 Months Ended
Dec. 31, 2025
Contributed Equity [Abstract]
Contributed equity

Note 13. Contributed equity

	Consolidated
	December 2025 Shares	June 2025 Shares	December 2025 $	June 2025 $

Ordinary shares - fully paid	5,667,995,734	809,418,734	186,592,055	123,045,889

Movements in share capital

Details	Date	Shares	Issue price	$
Balance	1 July 2025	809,418,734		123,045,889
Maxim Warrants Net Settlement	25 July 2025	1,057,000	$0.0882	93,280
August PIPE	5 August 2025	14,204,500	$0.0412	585,576
ATM issue of shares No. 65	20 August 2025	650,000	$0.0229	14,869
ATM issue of shares No. 66	27 August 2025	1,382,500	$0.0255	35,243
ATM issue of shares No. 67	12 September 2025	8,576,000	$0.0255	219,008
ATM issue of shares No. 68	3 October 2025	82,012,000	$0.0234	1,922,778
December PIPE - (Net of transaction costs)	3 December 2025	4,530,854,000	$0.0116	52,660,499
Alumni Warrants Net Settlement	10 December 2025	219,841,000	$0.0442	9,716,928
Less: share issue transaction costs		-	$0.0000	(1,702,015)
Balance	31 December 2025	5,667,995,734		186,592,055

The at-the-market equity program (“ATM”) allows the Company to raise capital dynamically in the market, which no discount, no warrant coverage, and modest banking fees, allowing it to fund operations with minimal dilution to existing shareholders. An ATM with Oppenheimer & Co. Inc. (Oppenheimer) as sales agent was established in April 2022. Under the ATM, Kazia may offer and sell via Oppenheimer, in the form of American Depository Shares (ADSs), with each ADS representing 500 ordinary shares. Kazia entered into an Equity Distribution Agreement, dated as of 22 April 2022 (the “Sales Agreement”), with Oppenheimer, acting as sales agent for an initial capacity of US$35 million. On 4 September 2024, the Equity Distribution Agreement was amended to increase the aggregate offering price to US$50 million. On 10 July 2025, the Company terminated the ATM with Oppenheimer and on July 25, 2025, Kazia entered into an At the Market Offering Agreement with Rodman & Renshaw LLC (“Rodman”), as sales agent under which the Company may offer and sell, from time to time through Rodman, American Depositary Shares (“ADSs”), each ADS representing five hundred (500) ordinary shares, no par value per share, of the Company (the “Ordinary Shares”).

From July through December 2025, the Consolidated entity raised total proceeds, net of expenses of US$1,397,016 using the ATM facility, the remaining capacity of the ATM was US$35.19 million.

On 25 July 2025 Maxim Partners LLC exercised a net settlement of warrants and was issued 1,057,000 ordinary shares.

On 31 July 2025 the Company entered into a securities purchase agreement with certain established institutional investors for a private placement of equity securities (PIPE). The net proceeds from the PIPE were US$1.80 million, after deducting offering expenses.

On 2 December 2025 the Company entered into a securities purchase agreement with certain established institutional investors for a private placement of equity securities (PIPE). The net proceeds from the PIPE were US$46.51 million, after deducting offering expenses.

On 10 December 2025 Alumni Capital LP exercised a net settlement of warrants and was issued 219,841,000 ordinary shares.

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Consolidated entity in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Consolidated entity does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Share buy-back

There is no current on-market share buy-back.

Capital risk management

The Consolidated entity’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.

Capital is regarded as total equity, as recognised in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents.

The capital structure of the Consolidated entity consists of cash and cash equivalents and equity attributable to equity holders. The overall strategy of the Consolidated entity is to continue its drug development programs, which depends on raising sufficient funds, through a variety of sources including issuing of additional share capital, as may be required from time to time.

The capital risk management policy remains unchanged from the prior year.